Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000256702 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000256702 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000256702 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000256702 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000256703 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000256703 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256703 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000256703 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000256703 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%